Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
(14) Income Taxes
For the three and six months ended June 30, 2022, we recorded an income tax expense of $3 thousand and $6 thousand, respectively, compared to an income tax expense of $6 thousand and $10 thousand, respectively, for the three and six months ended June 30, 2021, which was primarily related to income taxes of our
non-U.S.
operations as our U.S. operations were in a loss position and we maintain a full valuation allowance against our U.S. deferred tax assets.

(16)	Income Taxes
The components of the Company’s loss before income taxes are as follows (in thousands):

	Years ended December 31,
	2021	2020
United States	$(63,661)	$(36,004)
International	143	176

	$(63,518)	$(35,828)

The components of the provision for income taxes are as follows (in thousands):

	Years ended December 31,
	2021	2020
Current tax expense:
Federal	$—	$—
State	2	2
International	24	5

Total provision for income taxes	$26	$7

The provision for income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income loss before income taxes for the following reasons:

	Years ended December 31,
	2021	2020
Federal tax at statutory rate	21.00%	21.00%
State, net of federal benefit	—	—
Permanent differences	(0.39)	1.53
Stock-based compensation	(3.36)	(1.62)
Uncertain tax positions	(0.81)	(1.03)
General business credits	1.15	1.44
Valuation allowance	(10.53)	(17.97)
Disqualified interest on debt	(7.10)	(3.37)

Effective tax rate	(0.04)%	(0.02)%

The Company’s effective tax rate could also fluctuate due to changes in the valuation of its deferred tax assets or liabilities, or by changes in tax laws, regulations, and accounting principles.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and tax effects of net operating loss and credit carryforwards. Significant components of deferred tax assets (liabilities) are as follows (in thousands):

	Years ended December 31,
	2021	2020
Net operating loss carryforwards	$53,359	$45,461
Tax credit carry forwards	5,941	5,117
Accruals and reserves	3,222	3,631
Stock-based compensation	2,197	1,491

Gross deferred tax assets	64,719	55,700
Valuation allowance	(64,385)	(55,232)

Net deferred tax assets	334	468
Depreciation and amortization	(334)	(468)

Gross deferred tax liabilities	(334)	(468)

Total net deferred tax assets (liabilities)	$—	$—

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the gross deferred tax assets as of December 31, 2021 and 2020, due to the uncertainty of realizing future tax benefits from its domestic net operating loss carryforwards and other domestic and foreign deferred tax assets. The valuation allowance increased by $9.2 million for the year ended December 31, 2021 and increased by $7.9 million for the year ended December 31, 2020.
As of December 31, 2021, the Company has net operating loss carryforwards (“NOL”) of approximately $204.7 million for federal and $151.1 million for state tax purposes. If not utilized, these carryforwards will begin to expire in 2033 for both federal and state tax purposes. Of the $204.7 million of federal NOL, $77.4 million pertains to losses generated for the years 2017 and prior, which will begin to expire in 2033 if not utilized, and $127.3 million is the amount generated subsequent to December 31, 2017, which has an indefinite life.
As of December 31, 2021, the Company has research and development tax credit carryforwards of approximately $5.7 million for federal and $4.7 million for state income tax purposes. If not utilized, the federal tax credit carryforward will expire in various amounts beginning in 2033. The California tax credit can be carried forward indefinitely.
As of December 31, 2021, the Company has Canada scientific research and experimental development (“SR&ED”) investment tax credit carryforwards of approximately $233 thousand which will begin to expire in 2037 if not utilized. The Company also has a Canada SR&ED expenditure carryforward of $147 thousand which has an indefinite life.
The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations where equity transactions resulted in a change of ownership as defined by Internal Revenue Code Section 382. The Company has performed a Section 382 study as of December 31, 2020. The study results reflect ownership changes occurred on March 7, 2014 and December 3, 2020; however, there is no impairment to the NOL’s or R&D credits as a result of the ownership changes identified.
As of December 31, 2021, the Company’s earnings from its foreign subsidiaries are considered to be indefinitely reinvested and, accordingly, no provision for federal or state income taxes have been provided thereon. Due to the Transition Tax and Global Intangible
Low-Taxed
Income (“GILTI”) as enacted by the Tax Cuts and Jobs Act, those foreign earnings will not be subject to federal income taxes when actually distributed in the form of a dividend or otherwise. The Company, however, could still be subject to state income taxes and withholding taxes payable to various foreign countries. The amounts of taxes which the Company could be subject to are not material to the accompanying consolidated financial statements.
A reconciliation of the amount of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2021	2020
Beginning balances	$3,607	$3,197
Increases (decreases) related to prior year tax positions	—	(7)
Increases related to current year tax positions	571	417

Balance at December 31	$4,178	$3,607

The Company records penalties related to unrecognized tax positions as a component of income tax expense. The Company is not expecting the amount of unrecognized tax benefits to materially change within the next 12 months.
The material jurisdictions in which the Company is subject to income taxes are in the U.S. federal jurisdiction, various state, and Canada jurisdictions. The Company’s tax years from inception through 2021 are subject to examination by the U.S. and state tax authorities due to the carryforward of unutilized net operating losses and research and development credits. The Company’s tax years from 2017 through 2021 remain open for the Canadian jurisdiction. The 2015 Canadian tax year also remains open due to tax credits carried back to that year. The Company is not currently under examination in any tax jurisdictions.
On March 27, 2020, the president signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). Among the changes to the U.S. federal income tax rules, the CARES Act provided that forgiveness of PPP loan would be nontaxable, modified net operating loss carryback rules that were eliminated by the 2017 Tax Cuts and Jobs Act, restored 100% bonus depreciation for qualified improvement property, increased the limit on the deduction for net interest expense and accelerated the time frame for refunds of alternative minimum tax credits. The Company benefited from tax-exempt
PPP loan forgiveness. Other provisions of the CARES Act did not have a material impact on the Company’s tax provision.
On December 21, 2020, the president signed into law the “Consolidated Appropriations Act, 2021” (the “CAA”) which includes further
COVID-19
economic relief and extension of certain expiring tax provisions. The relief package includes a tax provision clarifying that businesses with forgiven PPP loans can deduct regular business expenses that are paid for with the loan proceeds. Additional pandemic relief tax measures include an expansion of the employee retention credit and enhanced charitable contribution deductions. The Company benefited from the tax deductible use of loan proceeds. Other provisions under the CAA did not have a material impact on the Company’s tax provision.
California Assembly Bill 85 (“AB 85”) was signed into law on June 29, 2020. The legislation suspends the California Net Operating Loss deductions for 2020, 2021, and 2022 for certain taxpayers and imposes a limitation of California Tax Credits utilization for 2020, 2021, and 2022. The legislation disallows the use of California Net Operating Loss deductions if the taxpayer recognizes business income and its income subject to tax is greater than $1.0 million. Additionally, business credits will only offset a maximum of $5.0 million of California tax liability. Given the Company is in taxable loss position for the year, AB 85 does not impact the Company for 2021.
California Assembly Bill 80 (“AB 80”) was signed into law on April 26, 2021 and it closely conforms to the federal treatment for deductibility of use of PPP loan proceeds if companies meet certain criteria. The Company benefited from this provision.